DERIVATIVE LIABILITY (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Opening balance	$ 905,576	$ 1,833,672	$ 3,277,621
Derivative financial liability arising from convertible notes	296,250	1,053,842	2,685,844
Fair value adjustment to derivative liability	(102,121)	(1,981,938)	(4,129,793)
Closing balance	$ 1,099,705	$ 905,576	$ 1,833,672